Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Mar. 02, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table provides information with respect to the relationship between the compensation of our NEOs and Company performance for the fiscal years ending December 31, 2022, 2021 and 2020. The compensation information presented in the table and disclosure below is intended to be provided in accordance with SEC rules, and may be different from the compensation information presented in the Compensation Discussion and Analysis. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value on Initial Fixed $100 Investment Based On:		Net Income	Company Selected Measure (adj EBITDA)
					Total Shareholder Return	Peer Group Total Shareholder Return (5)
2022	4,234,415	5,875,701	1,183,063	1,475,444	94	122	45,200,000	117,200,000

2021	4,947,004	4,451,032	1,294,342	1,197,512	76	140	31,700,000	94,800,000

2020	1,842,491	1,282,026	621,099	360,052	78	119	(172,800)	51,400,000

(1)
The amounts here are found in the Summary Compensation Table.
(2)
The Compensation Actually Paid includes actual base salary, non-equity incentive compensation, the change in value in all unvested Restricted Stock Units and Performance Stock Units and the sum of other income.
(3)
The average compensation from the Summary Compensation Table for Mr. Roy, Mr. Miles, Mr. Ricchiuto and Mr. Toy.
(4)
The average of the Compensation Actually Paid (the sum of actual base salary, non-equity incentive compensation, other income and the change in value for all unvested Restricted Stock Units and Performance Stock Units) for Mr. Roy, Mr. Miles, Mr. Ricchiuto and Mr. Toy.
(5)
The peer group for the TSR calculation is the S&P Small Cap 600 Commercial & Professional Services index.

Company Selected Measure Name		adj EBITDA
Named Executive Officers, Footnote [Text Block]		(3) The average compensation from the Summary Compensation Table for Mr. Roy, Mr. Miles, Mr. Ricchiuto and Mr. Toy.
Peer Group Issuers, Footnote [Text Block]		(5) The peer group for the TSR calculation is the S&P Small Cap 600 Commercial & Professional Services index.
PEO Total Compensation Amount		$ 4,234,415	$ 4,947,004	$ 1,842,491
PEO Actually Paid Compensation Amount		$ 5,875,701	4,451,032	1,282,026
Adjustment To PEO Compensation, Footnote [Text Block]

This table shows the adjustments made to the values in the Summary Compensation Table to calculate the values in the Pay versus Performance table.

Adjustments to Determine Compensation Actually Paid for PEO
	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" column in SCT	(2,400,028)	(2,944,473)	(982,526)
Increase for Fair Value of Awards Granted during the year that Vested as of Year-end	0	0	0
Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	3,381,850	2,448,501	747,591
Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Outstanding and Unvested as of Year-end	510,575	0	0
Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Vested as of Year-end	148,889	-	(325,530)
Deduction of Fair Value of Awards Granted in Prior year that were Forfeited during the Year	0	0	0
Deduction for Change in Pension Value Reported in the Summary Compensation Table	0	0	0
Increase for Service Cost for Pension Plans	0	0	0
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date	0	0
TOTAL ADJUSTMENTS	1,641,286	(495,972)	(560,465)

Adjustments to Determine Compensation Actually Paid Average for non-PEO NEOs
	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" column in SCT	(412,520)	(558,001)	(184,202)
Increase for Fair Value of Awards Granted during the year that Vested as of Year-end	0	0	0
Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	581,274	461,171	140,157
Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Outstanding and Unvested as of Year-end	87,029	0	0
Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Vested as of Year-end	36,598	0	(217,002)
Deduction of Fair Value of Awards Granted in Prior year that were Forfeited during the Year
Deduction for Change in Pension Value Reported in the Summary Compensation Table	0	0	0
Increase for Service Cost for Pension Plans	0	0	0
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date	0	0	0
TOTAL ADJUSTMENTS	292,380	(96,830)	(261,047)
(1)
The 2020-2022 Performance Shares did not meet the free cash flow threshold to vest.
(2)
There is an adjustment 2022-2024 Performance Share Plan. It is the calculated difference in the 2022 Performance Share Plan year between the closing price of the grant date, March 2, 2022 ($30.80) and the 2022 year-end closing price ($34.72).
(3)
There are three calculated adjustments. One for the unvested shares from the 2021 – 2023 and 2022-2024 Performance Share Plans year, and this valuation includes the difference in the 2021 grant price ($27.94) from the 2021 year-end closing price ($28.22), Also the difference between for the unvested shares from the 2021-2023 Plan which was the difference between the 2021 closing price and the 2022 year-end closing price.
(4)
The 2020 – 2022 Performance Shares did not vest because the free cash flow threshold was not met.
(5)
There was no deduction in the Fair Value for shares granted in a prior year that were forfeit during this year.
(6)
Our PEO and other non-PEO NEOs do not have a pension.
(7)
Our PEO and non-PEO NEOs do not receive dividends.

Non-PEO NEO Average Total Compensation Amount		$ 1,183,063	1,294,342	621,099
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,475,444	1,197,512	360,052
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

This table shows the adjustments made to the values in the Summary Compensation Table to calculate the values in the Pay versus Performance table.

Adjustments to Determine Compensation Actually Paid for PEO
	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" column in SCT	(2,400,028)	(2,944,473)	(982,526)
Increase for Fair Value of Awards Granted during the year that Vested as of Year-end	0	0	0
Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	3,381,850	2,448,501	747,591
Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Outstanding and Unvested as of Year-end	510,575	0	0
Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Vested as of Year-end	148,889	-	(325,530)
Deduction of Fair Value of Awards Granted in Prior year that were Forfeited during the Year	0	0	0
Deduction for Change in Pension Value Reported in the Summary Compensation Table	0	0	0
Increase for Service Cost for Pension Plans	0	0	0
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date	0	0
TOTAL ADJUSTMENTS	1,641,286	(495,972)	(560,465)

Adjustments to Determine Compensation Actually Paid Average for non-PEO NEOs
	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" column in SCT	(412,520)	(558,001)	(184,202)
Increase for Fair Value of Awards Granted during the year that Vested as of Year-end	0	0	0
Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	581,274	461,171	140,157
Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Outstanding and Unvested as of Year-end	87,029	0	0
Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Vested as of Year-end	36,598	0	(217,002)
Deduction of Fair Value of Awards Granted in Prior year that were Forfeited during the Year
Deduction for Change in Pension Value Reported in the Summary Compensation Table	0	0	0
Increase for Service Cost for Pension Plans	0	0	0
Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date	0	0	0
TOTAL ADJUSTMENTS	292,380	(96,830)	(261,047)
(1)
The 2020-2022 Performance Shares did not meet the free cash flow threshold to vest.
(2)
There is an adjustment 2022-2024 Performance Share Plan. It is the calculated difference in the 2022 Performance Share Plan year between the closing price of the grant date, March 2, 2022 ($30.80) and the 2022 year-end closing price ($34.72).
(3)
There are three calculated adjustments. One for the unvested shares from the 2021 – 2023 and 2022-2024 Performance Share Plans year, and this valuation includes the difference in the 2021 grant price ($27.94) from the 2021 year-end closing price ($28.22), Also the difference between for the unvested shares from the 2021-2023 Plan which was the difference between the 2021 closing price and the 2022 year-end closing price.
(4)
The 2020 – 2022 Performance Shares did not vest because the free cash flow threshold was not met.
(5)
There was no deduction in the Fair Value for shares granted in a prior year that were forfeit during this year.
(6)
Our PEO and other non-PEO NEOs do not have a pension.
(7)
Our PEO and non-PEO NEOs do not receive dividends.

Compensation Actually Paid vs. Net Income [Text Block]		Values from Pay versus Performance Table Charted from 2020 – 2022 From the chart above we can see how the PEO pay and the non-PEO NEOs’ pay align with the changes in Net Income and Adjusted EBITDA.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Values from Pay versus Performance Table Charted from 2020 – 2022 From the chart above we can see how the PEO pay and the non-PEO NEOs’ pay align with the changes in Net Income and Adjusted EBITDA.
Tabular List [Table Text Block]

At SP+, we have always subscribed to a pay for performance philosophy. Due to the nature of our business model as a management services firm, many traditional financial performance measures are not a good indicator of SP+ success. As such, we have both our non-equity incentive compensation and our equity based incentive compensation tied to a single “most important” financial performance measure:

	PEO	Non PEO NEOs
Most Important Financial Metric(1)(2)	Adjusted EBITDA	Adjusted EBITDA
Weighting	100%	100%
(1)
PBC Adjusted EBITDA is our financial metric for both our short-term (PBC) and long-term incentive plans. This measure is the only financial measure used in incentive plans linking performance to compensation actually paid for our PEO and non-PEO NEOs.
(2)
Further details on this measure and how it features in our compensation plans can be found in our Compensation Discussion & Analysis.

Total Shareholder Return Amount		$ 94	76	78
Peer Group Total Shareholder Return Amount		122	140	119
Net Income (Loss)		$ 45,200,000	$ 31,700,000	$ (172,800)
Company Selected Measure Amount		117,200,000	94,800,000	51,400,000
Performance Share Plan Grant Price Per Share	$ 30.80		$ 27.94
Performance Share Plan Closing Price Per Share		$ 34.72	$ 28.22
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,641,286	$ (495,972)	$ (560,465)
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" column in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,400,028)	(2,944,473)	(982,526)
PEO [Member] | Increase for Fair Value of Awards Granted during the year that Vested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Fair Value of Awards Granted during the year that Remain Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,381,850	2,448,501	747,591
PEO [Member] | Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Outstanding and Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		510,575	0	0
PEO [Member] | Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Vested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		148,889		(325,530)
PEO [Member] | Deduction of Fair Value of Awards Granted in Prior year that were Forfeited during the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Deduction for Change in Pension Value Reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Increase for Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 292,380	(96,830)	(261,047)
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" column in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (412,520)	(558,001)	(184,202)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during the year that Vested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Fair Value of Awards Granted during the year that Remain Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		581,274	461,171	140,157
Non-PEO NEO [Member] | Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Outstanding and Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		87,029	0	0
Non-PEO NEO [Member] | Increase/Deduction for Change in Fair Value from prior Year-end to Current Year-end for Awards that were Vested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		36,598	0	(217,002)
Non-PEO NEO [Member] | Deduction for Change in Pension Value Reported in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Increase for Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during the year prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0